RELATED PARTY TRANSACTIONS AND BALANCES (Details 2) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Related Party Transaction [Line Items]
Borrowings from related parties				$ 7,609,633
Yongding Group Co Ltd [Member]
Related Party Transaction [Line Items]
Borrowings from related parties				$ 7,609,633